N-2	Aug. 22, 2023
Cover [Abstract]
Entity Central Index Key	0001419806
Amendment Flag	false
Securities Act File Number	001-34852
Document Type	8-K
Entity Registrant Name	RARE ELEMENT RESOURCES LTD.
Entity Address, Address Line One	P.O. Box 271049
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	278-2460
Entity Emerging Growth Company	false